                                  CERTIFICATION


Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of the Berger Omni Investment Trust (the "Registrant"). Registrant's 1933 Act No. is 033-15867 and Registrant's 1940 Act No. is 811-04273.

                  There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in the Post-Effective Amendment No. 26 ("PEA No. 26") on January 28, 2003, pursuant to Rule 485(a) of the 1933 Act, which became effective January 28, 2003 pursuant to Order of the Commission, for the following fund:

                           Berger Small Cap Value Fund

         2.       The text of PEA No. 26 has been filed electronically.

DATED:  January 31, 2003

                                                  Berger Omni Investment Trust

                                                  /s/  Anthony R. Bosch

                                                  By:  Anthony R. Bosch
                                                  Vice President